Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 27, 2023	Oct. 31, 2015	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000256464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value	$ 5,000,000		$ 5,570,000			$ 6,364,647.86		$ 7,180,194.02
C000256463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	5,000,000		5,575,000			6,379,680.8		7,196,388.09
C000256461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value	9,775.17		10,869.99			12,389.82		13,942.14
C000256484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		$ 9,425			$ 9,704		$ 11,509		$ 10,693	$ 12,023	$ 10,883	$ 15,586	$ 15,143	$ 14,898	$ 19,020	$ 20,148
C000256485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		9,999.99			10,213.14		12,005.86		11,072.73	12,334.66	11,069.78	15,717.9	15,138.29	14,776.33	18,695.99	19,642.89
C000256486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		5,000,000			5,167,863.28		6,148,507.98		5,736,137.72	6,469,379.45	5,875,854.28	8,444,796.97	8,226,918.43	8,119,724.23	10,394,994.58	11,042,838.33
C000256487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000.01			5,161,632.14		6,134,599.99		5,714,580.87	6,440,163.83	5,845,819.52	8,393,170.14	8,171,438.69	8,057,069.56	10,305,301.31	10,937,967.02
C000256505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,058,430.29		6,031,831.14		5,910,620.4	6,300,201.5	5,981,763.86	7,850,648.07	6,351,263.3	6,372,014.86	7,757,349.8	8,911,724.75
C000256508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		5,000,000.01			5,044,009.41		6,000,296.99		5,870,919.38	6,256,732.69	5,939,690.32	7,793,792.82	6,308,278.7	6,330,566.97	7,707,057.03	8,849,226.49
C000256506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000			10,008.57		11,811.21		11,458.53	12,084.91	11,350.81	14,733.74	11,800.08	11,699.04	14,102.91	16,019.67
C000256507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,775			9,862.46		11,732.25		11,470.11	12,180.33	11,528.43	15,088.36	12,175.63	12,167.46	14,780.03	16,932.06
C000256513 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,424.83			10,188.7		12,193.28		12,417.64	13,802.66	12,699.08	17,523.66	16,259.09	15,980.06	20,144.34	21,497.17
C000256509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		9,999.99			10,733.59		12,748.31		12,894.09	14,218.26	12,990.35	17,796.78	16,386.33	15,988.31	20,005.05	21,187.81
C000256511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		4,999,999.99			5,424,910.01		6,516,209.31		6,660,038.56	7,427,689.23	6,861,423.88	9,502,597.86	8,843,327	8,721,447.09	11,033,277.04	11,809,598.16
C000256510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.01			10,773.27		12,840.38		13,022.98	14,417.56	13,220.72	18,178.55	16,794.24	16,439.37	20,640.2	21,941.82
C000256512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000.01			5,419,928.64		6,501,642.37		6,639,292.74	7,396,878.91	6,822,889.23	9,440,301.06	8,776,071.34	8,644,377.09	10,922,743.18	11,675,243.17
C000256542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,380,342.66		5,876,912.2		5,912,687.13	6,392,789.98	6,354,103.35	7,140,547.82	6,360,706.6	6,622,669.4	7,711,363.07	8,243,423.96
C000256544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000			10,658.49		11,530.7		11,481.3	12,283.29	12,087.44	13,430.51	11,829.86	12,195.21	14,027.82	14,850.34
C000256543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,775			10,492.03		11,430.07		11,465.29	12,361.74	12,252.6	13,736.5	12,203.28	12,673.43	14,705.96	15,699.68
C000256549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,775			10,219.75		10,599.13		10,912.26	11,175.85	11,097.04	11,900.82	11,388.98	12,511.75	13,873.4	14,572.37
C000256550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000			10,357.43		10,660.8		10,910.57	11,076.01	10,998.96	11,719.3	11,121.87	12,124.98	13,337.48	13,907.62
C000256548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,241,977.26		5,446,180.91		5,632,613.32	5,786,989.8	5,805,283.75	6,251,924.23	5,987,305.77	6,596,519.21	7,346,489.87	7,741,404.88
ICE BofA 3 Month US Treasury Bill Total Return C000256463 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,186,784.026			5,466,161.97		5,703,661.597
Bloomberg U S Aggregate Bond Total Return C000256463 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,716,638.15			5,214,067.412		5,535,209.281
ICE BofA 3 Month US Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month US Treasury Bill Total Return Index
Accumulated Value	10,000		10,373.56805			10,932.32394		11,407.32319
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Total Return Index
Accumulated Value	$ 10,000	10,000	$ 9,433.276299		10,437.0496	$ 10,428.13482	10,531.22114	$ 11,070.41856	10,314.96739	11,502.1536	12,213.82819	12,155.4453	10,249.16701	10,285.6507	11,370.40291	12,070.72229
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value		10,000			10,450.90731		12,920.70102		13,869.88707	15,856.91105	17,396.69438	24,862.3093	21,229.66295	23,382.94944	32,272.46262	39,195.70201
S And P 500 Total Return C000256484 Index [Member]
Account Value [Line Items]
Accumulated Value		10,000			10,451		12,921		13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
S And P 500 Total Return C000256511 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,225,453.653		6,460,350.509		6,934,943.533	7,928,455.526	8,698,347.192	12,431,154.65	10,614,831.48	11,691,474.72	16,136,231.31	19,597,851.01
ICE BofA U S High Yield Total Return C000256542 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,508,229.774		6,011,724.667		6,063,599.161	6,568,194.129	6,735,238.379	7,458,863.667	6,604,621.72	6,988,903.46	8,139,630.758	8,793,422.853
ICE BofA U S High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. High Yield Total Return Index
Accumulated Value		10,000			11,016.45955		12,023.44933		12,127.19832	13,136.38826	13,470.47676	14,917.72733	13,209.24344	13,977.80692	16,279.26152	17,586.84571
Morningstar LSTA U S Performing Loan Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Performing Loan Total Return Index
Accumulated Value		10,000			10,660.76179		11,220.04812		11,756.43161	12,051.07704	12,303.43143	13,397.50282	13,135.90913	14,751.22299	16,352.65999	17,399.46919
Bloomberg U S Aggregate Bond Total Return C000256548 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,218,524.799		5,265,610.571		5,157,483.693	5,751,076.798	6,106,914.096	6,077,722.65	5,124,583.506	5,142,825.352	5,685,201.456	6,035,361.145
Morningstar LSTA U S Performing Loan Total Return C000256548 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,330,380.894		5,610,024.059		5,878,215.807	6,025,538.518	6,151,715.714	6,698,751.412	6,567,954.566	7,375,611.495	8,176,329.995	8,699,734.595
Russell Mid Cap Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Mid Cap Value Total Return Index
Accumulated Value		10,000			10,784		12,630		12,650	13,925	12,959	19,257	17,298	16,681	22,359	24,116
Russell Mid Cap Value Total Return C000256485 Index [Member]
Account Value [Line Items]
Accumulated Value					10,783.78662		12,629.7036		12,650.39682	13,925.23323	12,959.17349	19,257.1698	17,297.65136	16,681.45334	22,358.54007	24,115.74704
Russell Mid Cap Value Total Return C000256486 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			5,391,893.308		6,314,851.801		6,325,198.408	6,962,616.616	6,479,586.746	9,628,584.902	8,648,825.678	8,340,726.67	11,179,270.03	12,057,873.52
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Total Return Index
Accumulated Value		10,000			10,637.07996		12,528.44392		12,908.67771	14,356.13613	13,270.04333	19,076.58745	17,741.76401	17,765.51475	23,268.62402	25,862.66865
Russell 1000 Value Total Return C000256511 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 5,000,000			$ 5,318,539.98		$ 6,264,221.958		$ 6,454,338.854	$ 7,178,068.066	$ 6,635,021.666	$ 9,538,293.727	$ 8,870,882.006	$ 8,882,757.374	$ 11,634,312.01	$ 12,931,334.33